SUPPLEMENT DATED DECEMBER 18, 2017
TO PROSPECTUS DATED MAY 1, 2017
FOR
WRL FREEDOM ELITE BUILDER®
TRANSAMERICA® ASSOCIATE FREEDOM ELITE BUILDER
TRANSAMERICA® FREEDOM ELITE BUILDER II
WRL FREEDOM EQUITY PROTECTOR®
WRL FINANCIAL FREEDOM BUILDER®
TRANSAMERICA® XCELERATOR EXEC
WRL FREEDOM ELITE®
Each an Individual Flexible Premium Variable Life Insurance Policy
Issued through
WRL Series Life Account
By
Transamerica Premier Life Insurance Company

This Supplement modifies certain information contained in your WRL Freedom Elite Builder, Transamerica Associate Freedom Elite Builder, Transamerica Freedom Elite Builder II, WRL Freedom Equity Protector, WRL Financial Freedom Builder, Transamerica Xcelerator Exec, and WRL Freedom Elite prospectus. Please read it carefully and retain it for future reference. All terms that are not defined in this supplement shall have the same meanings as the same terms used in the prospectuses.

Effective on or about February 1, 2018, the following portfolio names will change:

Current Name	New Name
Transamerica Asset Allocation – Conservative VP	Transamerica JPMorgan Asset Allocation - Conservative VP
Transamerica Asset Allocation - Growth VP	Transamerica JPMorgan Asset Allocation – Growth VP
Transamerica Asset Allocation - Moderate Growth VP	Transamerica JPMorgan Asset Allocation - Moderate Growth VP
Transamerica Asset Allocation - Moderate VP	Transamerica JPMorgan Asset Allocation - Moderate VP
Transamerica International Moderate Growth VP	Transamerica JPMorgan International Moderate Growth VP

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Please Retain this Supplement for Future Reference